Trade Receivables - Summary of Carrying Amount of Each Aging Range (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Current Trade Receivables Gross	R$ 4,029,643	R$ 1,793,759
Allowance for expected credit losses	(432,108)	(107,995)
Current Trade Receivables	3,597,535	1,685,764
Trade Receivables [member]
Disclosure of financial assets [line items]
Allowance for expected credit losses	(432,108)	(107,995)	R$ (129,242)
Current [member]
Disclosure of financial assets [line items]
Current Trade Receivables Gross	1,988,583	1,501,958
Current [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Allowance for expected credit losses	(53,352)
Upto Thirty Days [member]
Disclosure of financial assets [line items]
Current Trade Receivables Gross	1,506,460
Upto Thirty Days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Current Trade Receivables Gross	1,506,460	142,069
Allowance for expected credit losses	(76,848)
Thirty One To Sixty Days [member]
Disclosure of financial assets [line items]
Current Trade Receivables Gross	173,121
Thirty One To Sixty Days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Current Trade Receivables Gross	173,121	36,466
Allowance for expected credit losses	(56,124)
Sixty One To Ninety Days [member]
Disclosure of financial assets [line items]
Current Trade Receivables Gross	111,735
Sixty One To Ninety Days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Current Trade Receivables Gross	111,735	27,789
Allowance for expected credit losses	(54,172)
Ninety One To One Hundred And Eighty Days [member]
Disclosure of financial assets [line items]
Current Trade Receivables Gross	249,744
Ninety One To One Hundred And Eighty Days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Current Trade Receivables Gross	249,744	R$ 85,477
Allowance for expected credit losses	R$ (191,612)